Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Stock Payable [Member]
Balance, value at Dec. 31, 2020	$ 28	$ 1		$ 23,231		$ 8,705,620	$ (9,641,756)	$ (1,201,920)	$ (289,044)
Balance, shares at Dec. 31, 2020	28,000	1,000		23,230,654
Common stock for debt settlement				$ 153		97,050		103,470	6,267
Common stock for debt settlement, shares				153,000
Common stock issued for services				$ 596		351,224		387,109	35,289
Common stock issued for services, shares				595,946
Dividend on Series B Preferred						(60,000)		(60,000)
Net loss							(5,062,062)	(5,062,062)
Common stock issued for warrant/options exercise				$ 1,160		98,840		$ 100,000
Common stock issued for warrant/options exercise, shares				1,160,000				1,000,000
Stock-based compensation						1,849,266		$ 2,129,266	280,000
Common stock issued for cash				$ 140		64,860		65,000
Common stock issued for cash, shares				140,000
Common stock, warrants and plots promised for cash, net				$ 170		61,863		29,521	(32,512)
Common stock, warrants and plots promised for cash, shares				170,000
Common stock issued against accrued interest due to related party				$ 30		10,969		10,999
Common stock issued against accrued interest due to related party, shares				29,727
Commitment shares issued with promissory notes				$ 370		267,330		267,700
Commitment shares issued with promissory notes, shares				370,000
Common stock issued with equity-method				$ 3,000		2,577,000		2,580,000
Common stock issued with equitymethod investment, shares				3,000,000
Common stock issued with cash, net of offering costs				$ 3,000		1,736,750		$ 1,739,750
Common stock issued with cash, net of offering cost, shares				3,000,000				3,000,000
Balance, value at Dec. 31, 2021	$ 28	$ 1		$ 31,850		15,760,772	(14,703,818)	$ 1,088,833
Balance, shares at Dec. 31, 2021	28,000	1,000		31,849,327
Common stock issued for services				$ 815		446,463		447,278
Common stock issued for services, shares				814,714
Stock-based compensation						871,688		871,688
Dividend on Series B Preferred						(15,000)		(15,000)
Net loss							(1,492,722)	(1,492,722)
Common shares issued pursuant to promissory notes				$ 450		201,825		202,275
Common shares issued from promissory notes, shares				450,000
Common stock issued for warrant/options exercise				$ 600				600
Common stock issued for warrant/options exercise, shares				600,000
Warrants issued in connection with debt financing						159,664		159,664
Balance, value at Mar. 31, 2022	28	1		$ 33,715		17,425,412	(16,196,540)	1,262,616
Balance, shares at Mar. 31, 2022				33,714,041
Balance, value at Dec. 31, 2021	$ 28	$ 1		$ 31,850		15,760,772	(14,703,818)	1,088,833
Balance, shares at Dec. 31, 2021	28,000	1,000		31,849,327
Net loss								(3,353,229)
Balance, value at Jun. 30, 2022	$ 28	$ 1		$ 36,139		18,589,351	(18,057,047)	568,472
Balance, shares at Jun. 30, 2022	28,000	1,000		36,138,029
Balance, value at Dec. 31, 2021	$ 28	$ 1		$ 31,850		15,760,772	(14,703,818)	1,088,833
Balance, shares at Dec. 31, 2021	28,000	1,000		31,849,327
Common stock for debt settlement				$ 6,039		978,328		984,367
Common stock for debt settlement, shares				6,039,058
Dividend on Series B Preferred						(60,000)		(60,000)
Net loss							(10,417,639)	(10,417,639)
Common stock issued for warrant/options exercise				$ 1,300				$ 1,300
Common stock issued for warrant/options exercise, shares				1,300,000				1,300,000
Commitment shares issued pursuant to promissory notes				$ 450		201,825		$ 202,275
Common shares issued pursuant to promissory notes, shares				450,000
Issuance of common shares pursuant to consulting agreements				$ 3,447		1,467,390		1,470,837
Issuance of common shares pursuant to consulting agreements, shares				3,447,038
Stock-based compensation				$ 354		1,710,527		1,710,881
Stock-based compensation, shares				354,000
Fair value of warrants issued with debt						159,664		159,664
Common stock issued for cash				$ 60		14,940		$ 15,000
Common stock issued for cash, shares				60,000
Common stock issued with cash, net of offering cost, shares								3,000,000
Balance, value at Dec. 31, 2022	$ 28	$ 1		$ 43,500		20,233,446	(25,121,457)	$ (4,844,482)
Balance, shares at Dec. 31, 2022	28,000	1,000		43,499,423
Balance, value at Mar. 31, 2022	$ 28	$ 1		$ 33,715		17,425,412	(16,196,540)	1,262,616
Balance, shares at Mar. 31, 2022				33,714,041
Common stock issued for services				$ 1,635		728,250		729,885
Common stock issued for services, shares				1,635,000
Stock-based compensation						410,288		410,288
Dividend on Series B Preferred						(15,000)		(15,000)
Net loss							(1,860,507)	(1,860,507)
Common stock issued for warrant/options exercise				$ 700				700
Common stock issued for warrant/options exercise, shares				700,000
Common stock issued with Finders’ Fee agreement				$ 89		40,401		40,490
Common stock issued for option exercise, shares				88,988
Balance, value at Jun. 30, 2022	$ 28	$ 1		$ 36,139		18,589,351	(18,057,047)	568,472
Balance, shares at Jun. 30, 2022	28,000	1,000		36,138,029
Balance, value at Dec. 31, 2022	$ 28	$ 1		$ 43,500		20,233,446	(25,121,457)	(4,844,482)
Balance, shares at Dec. 31, 2022	28,000	1,000		43,499,423
Common shares issued from related party acquisition				$ 20,000		1,780,000		1,800,000
Balance, shares				20,000,000
Fair value common shares warrants issued from related party acquisition						2,674,976		2,674,976
Deemed dividend from related party acquisition						(24,913,097)	(441,875)	(25,354,972)
Reciprocal interest in business acquisition					(300,000)			(300,000)
Common stock for debt settlement				$ 1,077		146,728		147,805
Common stock for debt settlement, shares				1,077,164
Common stock issued for services				$ 100		14,900		15,000
Common stock issued for services, shares				100,000
Stock-based compensation						78,047		78,047
Dividend on Series B Preferred						(15,000)		(15,000)
Net loss							(1,908,561)	(1,908,561)
Series C Preferred Stock issued for cash, shares			3,100
Balance, value at Mar. 31, 2023	$ 28	$ 1		$ 64,677	(300,000)		(27,471,893)	(27,707,187)
Balance, shares at Mar. 31, 2023	28,000	1,000		64,676,587
Balance, value at Dec. 31, 2022	$ 28	$ 1		$ 43,500		20,233,446	(25,121,457)	(4,844,482)
Balance, shares at Dec. 31, 2022	28,000	1,000		43,499,423
Common stock for debt settlement, shares				1,077,164
Net loss								$ (2,287,221)
Common stock issued for warrant/options exercise, shares
Common stock issued for cash			$ 60,003
Balance, value at Jun. 30, 2023	$ 28	$ 1	$ 3	$ 64,677	(300,000)	36,281	(27,850,553)	$ (28,049,295)
Balance, shares at Jun. 30, 2023	28,000	1,000	3,100	64,943,897
Balance, value at Mar. 31, 2023	$ 28	$ 1		$ 64,677	(300,000)		(27,471,893)	(27,707,187)
Balance, shares at Mar. 31, 2023	28,000	1,000		64,676,587
Stock-based compensation						78,047		78,047
Dividend on Series B Preferred						(60,003)		(60,003)
Net loss							(378,660)	(378,660)
Common stock issued for warrant exercise				$ 267		(267)
Balance, shares				267,310
Warrants issued pursuant to Series C Preferred Stock						18,504		18,504
Series C Preferred Stock issued for cash			3					3,100
Balance, value at Jun. 30, 2023	$ 28	$ 1	$ 3	$ 64,677	$ (300,000)	$ 36,281	$ (27,850,553)	$ (28,049,295)
Balance, shares at Jun. 30, 2023	28,000	1,000	3,100	64,943,897